Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Significant accounting policies [Abstract]
Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization	Amortization is calculated based on the estimated residual value and estimated economic life of the specific assets using the straight-line method over the period indicated below:
Asset	Rate
Computers	Straight line, 3 years
Right of use assets	Shorter of useful life or lease term

Schedule of Financial Instruments	The following table shows the classification of financial instruments:
Financial assets/liabilities	Classification IFRS 9
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost